INVESTMENTS IN ASSOCIATES - Alpha-cannabis Pharma GmbH (Details) € in Thousands, $ in Thousands			12 Months Ended
	Oct. 10, 2018 CAD ($) shares	Oct. 10, 2018 EUR (€) shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	Oct. 10, 2018 EUR (€)
Disclosure of associates [line items]
Purchase of interests in associates			$ 2,539	$ 0
Commitment to deliver additional consideration on achievement of gross margin based milestones | €					€ 875
Impairment loss			$ 3,266	3,000
Alpha Cannabis Pharma Gmbh
Disclosure of associates [line items]
Number of shares acquired | shares	8,333	8,333
Participating share	25.00%	25.00%	25.00%
Purchase of interests in associates	$ 2,436	€ 1,625
Fair value of contingent shares	$ 972				€ 649
Impairment loss			$ 3,266	$ 0